BANK LOANS	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
BANK LOANS

7. BANK LOANS

Bank loans represent the amounts due to various banks that are due within and over one year. As of December 31, 2021 and 2020, bank loans consisted of the following:

	December 31, 2021	December 31, 2020
Short-term bank loans:
Loan from Bank of Jiangsu (1)	$47,054	$-
	47,054	-
Long-term bank loan:
Loan from Shenzhen Qianhai Weizhong Bank (2)	414,072	-
	$461,126	$-

(1)	On July 7, 2021, Wunong Shenzhen entered into a loan agreement with Bank of Jiangsu to borrow $47,054 as working capital for one year, with maturity date of July 7, 2022. The loan bears a fixed interest rate of 7.1775% per annum.

(2)	On September 16, 2021, Wunong Shenzhen entered into a loan agreement with Shenzhen Qianhai Weizhong Bank to borrow $414,072 as working capital for two years, with maturity date of September 16, 2023. The loan bears a fixed interest rate of 8.46% per annum. The loan is guaranteed by Mr.Changbin Xia, for whom the chief executive officer of Wunong Shenzhen.

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NOTES TO CONSOLIDATED FINANCIAL STATEMENTS